SHARE-BASED COMPENSATION - Employee option activity (Details) - Stock Options $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Summary of employee option activity under the Plan
Outstanding at beginning of the year (in shares) | shares	8,890,629	3,899,325	3,461,650
Granted (in shares) | shares	1,063,293	5,296,204	2,303,900
Forfeited (in shares) | shares	(2,086,050)	(304,900)	(1,866,225)
Exercised (in shares) | shares	(1,962,484)
Outstanding at end of the year (in shares) | shares	5,905,388	8,890,629	3,899,325	3,461,650
Vested and Exercisable at end of the year (in shares) | shares					1,960,367
Vested and expected to vest at end of the year (in shares) | shares					5,905,388
Weighted Average Exercise Price
Outstanding at beginning of the year (in dollars per share) | $ / shares	$ 1.76	$ 1.22	$ 1.00
Share options granted (in dollars per share) | $ / shares	4.12	2.17	1.84
Forfeited (in dollars per share) | $ / shares	1.99	1.96	1.56
Exercised (in dollars per share) | $ / shares	0.76
Outstanding at end of the year (in dollars per share) | $ / shares	2.44	$ 1.76	$ 1.22	$ 1.00
Vested and Exercisable at end of the year (in dollars per share) | $ / shares	1.87
Vested and expected to vest at end of the year (in dollars per share) | $ / shares	$ 2.44
Weighted average remaining contractual term
Outstanding (in years)	7 years 11 months 16 days	8 years 3 months 11 days	7 years 11 months 23 days	8 years 5 months 16 days
Vested and Exercisable (in years)	3 years 10 months 6 days
Vested and expected to vest (in years)	7 years 11 months 16 days
Average intrinsic value
Outstanding at beginning of the year | $	$ 36,888	$ 7,970	$ 3,843
Outstanding at end of the year | $	$ 22,807	$ 36,888	$ 7,970	$ 3,843
Vested and Exercisable at end of the year | ¥					¥ 7,151
Vested and expected to vest at end of the year | ¥					¥ 22,807